UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET GLOBAL

HIGH YIELD BOND FUND

FORM N-Q

MARCH 31, 2010

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES - 82.0%
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 0.5%
Allison Transmission Inc., Senior Notes	11.000%	11/1/15	105,000		$112,350	(a)
Europcar Groupe SA, Senior Secured Subordinated Bonds	4.162%	5/15/13	1,103,000	EUR	1,370,586	(a)(b)
Europcar Groupe SA, Senior Subordinated Notes	8.125%	5/15/14	1,965,000	EUR	2,614,218	(a)
Lear Corp., Senior Notes	8.125%	3/15/20	190,000		194,037

Total Auto Components					4,291,191

Automobiles - 0.5%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	7,610,000		2,891,800	(c)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	3,170,000		1,180,825	(c)

Total Automobiles					4,072,625

Diversified Consumer Services - 0.4%
Service Corp. International, Senior Notes	7.500%	4/1/27	625,000		575,000
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	2,495,000		2,582,325	(a)

Total Diversified Consumer Services					3,157,325

Hotels, Restaurants & Leisure - 5.3%
Boyd Gaming Corp., Senior Subordinated Notes	6.750%	4/15/14	285,000		250,088
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	780,000		655,200
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	512,000		350,720	(a)
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	870,000	EUR	1,163,315	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	2,250,000		2,058,750	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	3,360,000		3,007,200
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	1,535,000		1,588,725
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	2,910,000		1,927,875
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	3,205,000		2,684,187
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	965,000		861,262
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	2,190,000		2,370,675
Indianapolis Downs LLC & Capital Corp., Senior Secured Notes	11.000%	11/1/12	1,580,000		1,058,600	(a)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	5,320,000		2,580,200	(c)(d)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	1,330,000		1,436,400	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	1,262,000	GBP	1,539,025	(b)
MGM MIRAGE Inc., Notes	6.750%	9/1/12	2,560,000		2,432,000
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	100,000		101,125
MGM MIRAGE Inc., Senior Secured Notes	10.375%	5/15/14	270,000		299,025	(a)
MGM MIRAGE Inc., Senior Secured Notes	11.125%	11/15/17	645,000		728,850	(a)
MGM MIRAGE Inc., Senior Secured Notes	9.000%	3/15/20	1,130,000		1,169,550	(a)
MGM MIRAGE Inc., Senior Subordinated Notes	8.375%	2/1/11	2,050,000		2,055,125
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	550,000		473,000
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	2,850,000		3,049,500	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	480,000		445,200
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	2,620,000		2,862,350	(a)
Penn National Gaming Inc., Senior Subordinated Notes	8.750%	8/15/19	580,000		591,600	(a)
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	1,780,000		1,748,850	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	1,545,000		1,305,525
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	1,285,000		944,475	(a)(b)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	1,295,000		93,888	(c)(d)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	3,765,000		291,787	(c)(d)

Total Hotels, Restaurants & Leisure					42,124,072

Household Durables - 0.7%
American Greetings Corp., Senior Notes	7.375%	6/1/16	1,290,000		1,263,850
Jarden Corp., Senior Subordinated Notes	7.500%	1/15/20	1,040,000	EUR	1,425,747
Libbey Glass Inc., Senior Secured Notes	10.000%	2/15/15	1,470,000		1,554,525	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Household Durables - continued
Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes	9.750%	9/1/12	1,667,000		$1,591,985	(d)

Total Household Durables					5,836,107

Internet & Catalog Retail - 0.3%
Netflix Inc., Senior Notes	8.500%	11/15/17	1,175,000		1,239,625
QVC Inc., Senior Secured Notes	7.375%	10/15/20	820,000		828,200	(a)

Total Internet & Catalog Retail					2,067,825

Leisure Equipment & Products - 0.6%
Carlson Wagonlit BV, Senior Notes	6.415%	5/1/15	2,553,000	EUR	3,172,354	(a)(b)
Cirsa Capital Luxembourg, Senior Notes	7.875%	7/15/12	900,000	EUR	1,255,092	(a)
Eastman Kodak Co., Senior Notes	7.250%	11/15/13	670,000		641,525

Total Leisure Equipment & Products					5,068,971

Media - 5.0%
Affinion Group Inc., Senior Subordinated Notes	10.125%	10/15/13	520,000		535,600
Affinion Group Inc., Senior Subordinated Notes	11.500%	10/15/15	1,201,000		1,237,030
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	1,224,224		1,466,008	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	3,315,000		3,232,125	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	4,760,000		5,349,050	(a)
Clear Channel Communications Inc., Senior Notes	6.250%	3/15/11	1,290,000		1,254,525
CMP Susquehanna Corp.	3.531%	5/15/14	39,000		11,659	(a)(b)(d)(e)
CSC Holdings Inc., Senior Notes	8.500%	6/15/15	1,615,000		1,719,975	(a)
DISH DBS Corp., Senior Notes	7.000%	10/1/13	80,000		83,600
DISH DBS Corp., Senior Notes	7.875%	9/1/19	3,105,000		3,244,725
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	2,385,000		2,522,138	(a)
Globo Communicacoes e Participacoes SA, Senior Bonds	7.250%	4/26/22	120,000		126,900	(a)
ITV PLC, Senior Notes	10.000%	6/30/14	1,050,000	EUR	1,620,274
Kabel Deutschland GmbH, Senior Notes	10.750%	7/1/14	546,000	EUR	781,703
Lighthouse International Co. SA, Senior Secured Notes	8.000%	4/30/14	1,260,000	EUR	1,208,292	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	1,050,000		1,113,000	(a)
Nielsen Finance LLC / Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	2,220,000		2,120,100
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	1,444,000	EUR	1,921,084	(a)
Sun Media Corp., Senior Notes	7.625%	2/15/13	1,825,000		1,799,906
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	3,380,000		3,718,000	(a)
UPC Holding BV, Senior Notes	8.000%	11/1/16	2,500,000	EUR	3,376,626
UPC Holding BV, Senior Notes	9.875%	4/15/18	835,000		880,925	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	450,000		480,375

Total Media					39,803,620

Multiline Retail - 0.7%
Neiman Marcus Group Inc., Senior Notes	9.000%	10/15/15	2,208,289		2,263,496	(f)
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	1,855,000		1,660,225
Parkson Retail Group Ltd., Senior Bonds	7.875%	11/14/11	1,800,000		1,883,121

Total Multiline Retail					5,806,842

Specialty Retail - 0.9%
Blockbuster Inc., Senior Secured Notes	11.750%	10/1/14	1,554,000		1,153,845	(a)
Edcon Proprietary Ltd., Senior Notes	3.900%	6/15/14	4,020,000	EUR	4,194,377	(a)(b)
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	2,230,000		1,984,700

Total Specialty Retail					7,332,922

Textiles, Apparel & Luxury Goods - 0.5%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	3,355,000		3,757,600

TOTAL CONSUMER DISCRETIONARY					123,319,100

CONSUMER STAPLES - 1.2%
Food Products - 0.7%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	920,000		933,800	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Food Products - continued
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	1,050,000	EUR	$1,468,679	(a)
Ciliandra Perkasa Finance Co. Pte Ltd., Senior Notes	10.750%	12/8/11	1,900,000		1,956,025	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	980,000		1,032,675	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	450,000		504,000	(a)

Total Food Products					5,895,179

Household Products - 0.1%
American Achievement Corp., Senior Subordinated Notes	8.250%	4/1/12	810,000		805,950	(a)
Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes	7.750%	10/15/16	100,000		103,250	(a)

Total Household Products					909,200

Tobacco - 0.4%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	3,180,000		3,339,000	(a)

TOTAL CONSUMER STAPLES					10,143,379

ENERGY - 11.0%
Energy Equipment & Services - 0.9%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	2,060,000		2,276,300
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	900,000		895,500
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	720,000		718,200
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	1,285,000		1,288,213	(a)
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,780,000		1,831,175	(a)

Total Energy Equipment & Services					7,009,388

Oil, Gas & Consumable Fuels - 10.1%
Adaro Indonesia PT, Notes	7.625%	10/22/19	3,910,000		4,081,258	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	7,042,000		6,619,480
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	1,570,000		1,738,775
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	3,975,000		3,994,875
Compagnie Generale de Geophysique SA, Senior Notes	7.500%	5/15/15	1,100,000		1,108,250
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	525,000		564,375
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	2,210,000		2,281,825	(a)
Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds	5.251%	4/15/10	4,665,035		3,452,126	(a)(b)(d)(f)
Crosstex Energy/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	1,230,000		1,274,587	(a)
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	1,792,000		1,908,480
Ecopetrol SA, Senior Notes	7.625%	7/23/19	3,470,000		3,869,050
El Paso Corp., Medium-Term Notes	7.375%	12/15/12	245,000		260,532
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	1,760,000		1,788,572	(b)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	815,000		776,404	(b)
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	100,000		64,500	(a)(c)
Infinis PLC, Senior Notes	9.125%	12/15/14	1,404,000	GBP	2,215,791	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	2,880,000		2,937,600
KazMunaiGaz Finance Sub B.V., Senior Notes	8.375%	7/2/13	2,880,000		3,268,800	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	1,690,000		1,696,337	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	210,000		208,950	(a)
LUKOIL International Finance BV, Notes	6.356%	6/7/17	1,800,000		1,858,500	(a)

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	1,720,000		1,773,750
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	2,320,000		2,389,600	(a)
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	985,000		930,825
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	1,730,000		1,725,675
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	1,280,000		1,327,597
Petrohawk Energy Corp., Senior Notes	9.125%	7/15/13	760,000		797,050
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	610,000		624,488

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels - continued
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	5,680,000		$3,507,400
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	1,720,000		1,965,100	(a)
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	1,270,000		1,149,350	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	390,000		337,350	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	1,735,000		1,925,850
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	1,000,000		1,065,000
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	1,080,000		1,107,000
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	1,450,000		1,667,500
SandRidge Energy Inc., Senior Notes	8.625%	4/1/15	6,540,000		6,392,850	(f)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	170,000		168,300
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	1,221,000		1,080,585
Teekay Corp., Senior Notes	8.500%	1/15/20	3,005,000		3,155,250
Whiting Petroleum Corp., Senior Subordinated Notes	7.250%	5/1/12	5,000		5,038
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	2,400,000		2,469,000

Total Oil, Gas & Consumable Fuels					81,533,625

TOTAL ENERGY					88,543,013

FINANCIALS - 15.9%
Capital Markets - 0.1%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	1,905,000		452,437	(c)

Commercial Banks - 2.9%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	1,400,000		1,159,448
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	680,000		690,200	(a)
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	900,000		978,750	(a)(b)(g)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	2,900,000		2,734,236	(a)(b)
Matalan Finance Ltd., Senior Notes	9.625%	3/31/17	335,000	GBP	510,269	(a)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	1,680,000		1,671,600
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,260,000		1,282,050
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	1,015,000		986,848
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	440,000		417,050
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	1,960,000		2,136,400	(a)
RSHB Capital, Loan Participation Notes, Senior Notes	6.299%	5/15/17	330,000		344,025	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	4,855,000		5,060,852	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	1,890,000		2,057,737	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	1,880,000		2,178,275	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	980,000		1,095,289	(b)(g)

Total Commercial Banks					23,303,029

Consumer Finance - 3.1%
FMG Finance Pty Ltd., Senior Secured Bonds	9.750%	9/1/13	1,100,000	EUR	1,606,430	(a)
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	1,115,000		1,290,613	(a)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	8,160,000		9,758,307
GMAC Inc., Debentures, zero coupon bond	0.000%	6/15/15	1,060,000		683,700
GMAC Inc., Senior Bonds, zero coupon bond	0.000%	12/1/12	1,660,000		1,351,112
GMAC Inc., Senior Notes	7.500%	12/31/13	380,000		390,450
GMAC Inc., Senior Notes	8.000%	3/15/20	1,100,000		1,130,250	(a)
GMAC Inc., Subordinated Notes	8.000%	12/31/18	337,000		335,315
GMAC International Finance BV, Euro Medium-Term Notes	5.750%	5/21/10	2,180,000	EUR	2,959,140
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	680,000		688,732
SLM Corp., Senior Notes	4.750%	3/17/14	1,371,000	EUR	1,736,008

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Consumer Finance - continued
SLM Corp., Senior Notes	8.000%	3/25/20	3,320,000		$3,238,321

Total Consumer Finance					25,168,378

Diversified Financial Services - 7.8%
Astoria Depositor Corp.	8.144%	5/1/21	1,618,000		1,578,561	(a)
Boats Investments (Netherlands) BV, Secured Notes	8.207%	12/15/15	1,975,597	EUR	1,507,612	(b)(f)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	1,490,000		1,769,809
CCM Merger Inc., Notes	8.000%	8/1/13	3,070,000		2,686,250	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	430,559		407,955
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	430,559		402,573
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	1,907,600		1,764,530
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	7,704,640		7,126,792
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	470,000		471,087
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	1,770,000		1,814,250	(a)
Fresenius U.S. Finance II Inc., Senior Notes	8.750%	7/15/15	171,000	EUR	270,225	(a)
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	1,870,000		2,094,400	(a)
Galaxy Entertainment Finance Co., Ltd., Senior Notes	9.875%	12/15/12	1,900,000		1,980,750	(a)
General Electric Capital Corp., Subordinated Bonds	4.625%	9/15/66	2,161,000	EUR	2,364,192	(a)(b)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	1,298,000	EUR	1,516,470	(a)(b)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	3,720,000		3,637,807
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	2,590,000		2,444,950
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	660,000		676,852	(a)
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	1,420,000	EUR	2,143,280	(a)
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	1,655,000		1,770,360	(b)(g)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	2,070,000		2,150,212	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	1,047,000	EUR	1,470,979	(a)
Leucadia National Corp., Senior Notes	7.750%	8/15/13	770,000		804,650
Leucadia National Corp., Senior Notes	8.125%	9/15/15	2,070,000		2,155,387
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,860,000		1,887,900
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	930,000		920,151	(a) (e)
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	670,000		639,911	(a)
New Communications Holdings Inc., Senior Notes	8.750%	4/15/22	861,000		865,305	(a)
TNK-BP Finance SA	7.875%	3/13/18	420,000		463,050	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	4,880,000		5,354,850	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	692,000		762,065	(a)
UPC Germany GmbH, Senior Secured Bonds	8.125%	12/1/17	1,700,000		1,761,625	(a)
UPC Germany GmbH, Senior Subordinated Notes	9.625%	12/1/19	1,927,000	EUR	2,758,866
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	2,485,000		2,429,087	(a)

Total Diversified Financial Services					62,852,743

Insurance - 0.7%
American International Group Inc., Junior Subordinated Notes	8.175%	5/15/58	1,065,000		907,913	(b)
American International Group Inc., Medium-Term Notes, Senior Notes	5.450%	5/18/17	2,480,000		2,284,737
American International Group Inc., Senior Notes	8.250%	8/15/18	1,865,000		1,959,863

Total Insurance					5,152,513

Real Estate Investment Trusts (REITs) - 0.2%
DuPont Fabros Technology LP, Senior Notes	8.500%	12/15/17	960,000		993,600	(a)
Ventas Realty LP/Ventas Capital Corp., Senior Notes	6.500%	6/1/16	835,000		854,348

Total Real Estate Investment Trusts (REITs)					1,847,948

Real Estate Management & Development - 1.1%
Agile Property Holdings Ltd., Senior Notes	10.000%	11/14/16	3,060,000		3,289,500
Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	1,133,600		510,120	(a)(d)
Castle HoldCo 4 Ltd., Senior Secured Notes	10.000%	5/8/18	709,000	GBP	1,097,425	(a)
Realogy Corp., Senior Notes	10.500%	4/15/14	3,970,000		3,443,975

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Real Estate Management & Development - continued
Realogy Corp., Senior Toggle Notes	11.750%	4/15/14	329,411	$289,882	(f)

Total Real Estate Management & Development				8,630,902

TOTAL FINANCIALS				127,407,950

HEALTH CARE - 4.0%
Biotechnology - 0.1%
Talecris Biotherapeutics Holdings Corp., Senior Notes	7.750%	11/15/16	990,000	999,900	(a)

Health Care Equipment & Supplies - 0.4%
Biomet Inc., Senior Notes	10.000%	10/15/17	1,570,000	1,738,775
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	1,140,000	1,259,700	(f)

Total Health Care Equipment & Supplies				2,998,475

Health Care Providers & Services - 3.4%
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	5,005,000	4,542,037
HCA Inc., Senior Notes	6.300%	10/1/12	4,790,000	4,807,962
HCA Inc., Senior Secured Notes	9.625%	11/15/16	3,474,000	3,730,208	(f)
HCA Inc., Senior Secured Notes	7.875%	2/15/20	110,000	115,431	(a)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes	8.750%	6/15/14	560,000	573,300
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	4,312,000	4,851,000	(a)
Universal Hospital Services Inc., Senior Secured Notes	3.859%	6/1/15	1,215,000	1,041,863	(b)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	970,000	970,000	(f)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	5,786,000	5,511,165	(b)(f)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	1,015,000	1,065,750

Total Health Care Providers & Services				27,208,716

Pharmaceuticals - 0.1%
Pharmanet Development Group Inc., Senior Secured Notes	10.875%	4/15/17	630,000	630,000	(a)

TOTAL HEALTH CARE				31,837,091

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.8%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	2,375,000	2,523,438	(a)
TransDigm Inc., Senior Subordinated Notes	7.750%	7/15/14	1,600,000	1,648,000	(a)
Triumph Group Inc., Senior Subordinated Notes	8.000%	11/15/17	440,000	442,200
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	2,190,000	2,200,950	(a)

Total Aerospace & Defense				6,814,588

Air Freight & Logistics - 0.4%
TGI International Ltd., Senior Notes	9.500%	10/3/17	2,710,000	3,028,425	(a)

Airlines - 1.8%
American Airlines Inc., Senior Secured Notes	10.500%	10/15/12	530,000	567,100	(a)
Continental Airlines Inc., Pass-Through Certificates	7.339%	4/19/14	1,595,000	1,553,131
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	220,000	231,000	(e)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	5,220,000	4,906,800	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	2,165,000	2,154,175
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	2,568,322	2,417,433
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Notes	9.750%	12/17/16	860,000	885,800
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	347,025	319,263
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	870,000	918,937	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	800,000	844,000	(a)

Total Airlines				14,797,639

Building Products - 0.5%
Asia Aluminum Holdings Ltd., Senior Secured Bonds	8.000%	12/23/11	1,500,000	187,500	(a)(c)(d)
Nortek Inc., Senior Secured Notes	11.000%	12/1/13	2,340,356	2,521,733
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	930,000	946,275	(a)

USG Corp., Senior Notes	9.750%	8/1/14	300,000	319,500	(a)

Total Building Products				3,975,008

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Commercial Services & Supplies - 1.4%
Altegrity Inc., Senior Subordinated Notes	10.500%	11/1/15	310,000		$292,950	(a)
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	3,355,000		3,002,725	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	860,000		884,725	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	2,120,000		2,173,000	(a)
ISS Global A/S, Euro Medium-Term Notes	4.750%	9/18/10	166,000	EUR	227,571
RSC Equipment Rental Inc., Senior Notes	9.500%	12/1/14	2,795,000		2,781,025
RSC Equipment Rental Inc., Senior Secured Notes	10.000%	7/15/17	1,690,000		1,799,850	(a)

Total Commercial Services & Supplies					11,161,846

Construction & Engineering - 0.4%
Odebrecht Finance Ltd., Senior Notes	7.500%	10/18/17	1,140,000		1,225,500	(a)
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	1,600,000		1,674,000	(a)

Total Construction & Engineering					2,899,500

Machinery - 0.2%
American Railcar Industries Inc., Senior Notes	7.500%	3/1/14	1,420,000		1,363,200

Marine - 0.4%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	3,290,000		3,158,400	(a)

Road & Rail - 1.3%
Amsted Industries Inc., Senior Notes	8.125%	3/15/18	620,000		623,100	(a)
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Senior Notes	9.625%	3/15/18	900,000		945,000	(a)
Kansas City Southern de Mexico, Senior Notes	7.625%	12/1/13	1,030,000		1,058,325
Kansas City Southern de Mexico, Senior Notes	7.375%	6/1/14	1,105,000		1,118,813
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	470,000		558,125
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	2,400,000		2,472,000	(a)
Kansas City Southern Railway, Senior Notes	13.000%	12/15/13	55,000		65,725
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	3,081,000		3,300,521

Total Road & Rail					10,141,609

Trading Companies & Distributors - 0.4%
Ashtead Capital Inc., Notes	9.000%	8/15/16	1,645,000		1,673,787	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	505,000		507,525	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,525,000		1,483,063

Total Trading Companies & Distributors					3,664,375

TOTAL INDUSTRIALS					61,004,590

INFORMATION TECHNOLOGY - 2.2%
Electronic Equipment, Instruments & Components - 0.7%
Jabil Circuit Inc., Senior Notes	7.750%	7/15/16	2,660,000		2,812,950
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	393,000		426,405
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	2,730,000		2,675,400

Total Electronic Equipment, Instruments & Components					5,914,755

IT Services - 0.9%
Ceridian Corp., Senior Notes	12.250%	11/15/15	1,948,950		1,880,737	(f)
First Data Corp., Senior Notes	10.550%	9/24/15	5,221,640		4,438,394	(f)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	1,040,000		1,006,200	(a)

Total IT Services					7,325,331

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc., Senior Notes	8.125%	12/15/17	490,000		507,150	(a)
Freescale Semiconductor Inc., Senior Notes	8.875%	12/15/14	1,050,000		1,008,000
Freescale Semiconductor Inc., Senior Notes	9.125%	12/15/14	376,345		363,173	(f)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	1,245,000		1,108,050
Sensata Technologies BV, Senior Subordinated Notes	9.000%	5/1/16	1,000,000	EUR	1,391,170

Total Semiconductors & Semiconductor Equipment					4,377,543

TOTAL INFORMATION TECHNOLOGY					17,617,629

MATERIALS - 12.5%
Chemicals - 1.9%
Ashland Inc., Senior Notes	9.125%	6/1/17	3,970,000		4,456,325	(a)
Cognis Deutschland GmbH & Co. KG, Senior Notes	9.500%	5/15/14	1,500,000	EUR	2,101,950	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Chemicals - continued
FMC Finance III SA, Senior Notes	6.875%	7/15/17	230,000		$240,350
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	2,275,000		2,391,593	(a)
Hexion Finance Escrow LLC/Hexion Escrow Corp., Senior Secured Notes	8.875%	2/1/18	950,000		940,500	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	1,718,000	EUR	2,439,339	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	1,295,000		1,372,700
Solutia Inc., Senior Notes	7.875%	3/15/20	1,230,000		1,251,525

Total Chemicals					15,194,282

Construction Materials - 0.3%
Headwaters Inc., Senior Secured Notes	11.375%	11/1/14	105,000		110,119	(a)
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	1,570,000	EUR	2,218,553

Total Construction Materials					2,328,672

Containers & Packaging - 1.8%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	1,913,853	EUR	2,546,173	(f)
Berry Plastics Holding Corp., Second Priority Senior Secured Notes	8.875%	9/15/14	1,400,000		1,373,750
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	1,836,000	EUR	2,405,400	(a)
Impress Holdings BV, Senior Bonds	3.809%	9/15/13	1,000,000	EUR	1,327,014	(a)(b)
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	2,150,000		0	(c)(d)(e)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	1,604,000	EUR	2,307,262	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	2,155,000		2,284,300
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	2,190,000		2,228,325	(a)

Total Containers & Packaging					14,472,224

Metals & Mining - 4.5%
CII Carbon LLC, Senior Subordinated Notes	11.125%	11/15/15	2,000,000		2,030,000	(a)
Evraz Group SA, Notes	8.875%	4/24/13	5,940,000		6,245,910	(a)
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	4,290,000		4,547,400	(a)
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	5,015,000		5,290,825
Novelis Inc., Senior Notes	7.250%	2/15/15	1,035,000		1,003,950
Novelis Inc., Senior Notes	11.500%	2/15/15	50,000		54,063
Prime Dig Pte Ltd., Notes	11.750%	11/3/14	3,400,000		3,697,500	(a)
Ryerson Holding Corp., Senior Discount Notes, zero coupon bond	0.000%	2/1/15	3,980,000		1,830,800	(a)
Ryerson Inc., Senior Secured Notes	12.000%	11/1/15	353,000		372,415
Teck Resources Ltd., Senior Secured Notes	10.250%	5/15/16	690,000		824,550
Vale Overseas Ltd., Notes	8.250%	1/17/34	720,000		847,896
Vale Overseas Ltd., Notes	6.875%	11/21/36	4,905,000		5,086,730
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	3,875,000		4,262,937	(a)
Vedanta Resources PLC, Senior Notes	9.500%	7/18/18	130,000		143,000	(a)

Total Metals & Mining					36,237,976

Paper & Forest Products - 4.0%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	1,895,209		2,001,814	(a)(c)
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	1,550,000		1,550,000	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,660,000		3,385,500	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	2,435,000		2,666,325	(a)
M-real OYJ, Senior Notes	5.525%	12/15/10	370,740	EUR	503,243	(b)
M-real OYJ, Senior Notes	9.250%	4/1/13	2,250,000	EUR	3,004,775
NewPage Corp., Senior Secured Notes	10.000%	5/1/12	6,000		4,193
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	3,085,000		3,085,000
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	2,333,000	EUR	3,539,043	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	2,224,000		2,474,200	(a)

Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	1,400,000		1,232,000
Smurfit Kappa Acquisitions, Senior Secured Notes	7.750%	11/15/19	1,626,000	EUR	2,305,966	(a)
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	3,085,000		3,347,225	(a)
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	2,990,000		2,915,250

Total Paper & Forest Products					32,014,534

TOTAL MATERIALS					100,247,688

TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 4.5%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	5,190,000		5,215,950	(a)
BCM Ireland Preferred Equity Ltd., Senior Notes	7.662%	2/15/17	1,855,879	EUR	1,091,393	(a)(b)(f)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Diversified Telecommunication Services - continued
CC Holdings GS V LLC, Senior Secured Notes	7.750%	5/1/17	1,210,000	$1,324,950	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	870,000	691,650
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	1,550,000	155	(c)(d)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	175,000	182,875	(a)
Intelsat Corp., Senior Notes	9.250%	8/15/14	2,020,000	2,080,600
Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes	9.500%	2/1/15	7,550,000	7,852,000
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	140,000	149,800
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	1,730,000	1,868,400
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	1,360,000	1,305,600	(a)
Nordic Telephone Co. Holdings, Senior Secured Bonds	8.875%	5/1/16	2,135,000	2,300,462	(a)
tw telecom holdings Inc., Senior Notes	8.000%	3/1/18	1,640,000	1,685,100	(a)
Vimpel Communications, Loan Participation Notes	8.375%	4/30/13	1,900,000	2,066,250	(a)
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	3,380,000	3,688,013	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	2,490,000	2,477,550	(a)
Windstream Corp., Senior Notes	8.625%	8/1/16	2,060,000	2,116,650
World Access Inc., Senior Notes	13.250%	1/15/08	1,688,135	11,817	(c)(d)(e)

Total Diversified Telecommunication Services				36,109,215

Wireless Telecommunication Services - 2.8%
ALLTEL Communications Inc., Senior Notes	10.375%	12/1/17	2,320,000	2,699,608	(a)(d)(f)
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	3,145,000	3,278,662
Sprint Capital Corp., Senior Notes	8.375%	3/15/12	1,180,000	1,233,100
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	7,435,000	6,933,137
True Move Co., Ltd.	10.750%	12/16/13	2,050,000	2,149,938	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	6,320,000	6,628,100	(a)

Total Wireless Telecommunication Services				22,922,545

TOTAL TELECOMMUNICATION SERVICES				59,031,760

UTILITIES - 4.9%
Electric Utilities - 0.6%
EEB International Ltd.	8.750%	10/31/14	1,500,000	1,672,500	(a)
EEB International Ltd., Senior Bonds	8.750%	10/31/14	2,150,000	2,397,250	(a)
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	1,085,000	759,500

Total Electric Utilities				4,829,250

Gas Utilities - 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,460,000	1,491,025

Independent Power Producers & Energy Traders - 4.0%
AES Corp., Senior Notes	9.750%	4/15/16	2,950,000	3,208,125	(a)
Colbun SA, Senior Notes	6.000%	1/21/20	1,250,000	1,261,563	(a)
Dynegy Holdings Inc., Senior Notes	7.750%	6/1/19	1,720,000	1,307,200
Dynegy Inc., Bonds	7.670%	11/8/16	2,230,000	2,167,292
Edison Mission Energy, Senior Notes	7.750%	6/15/16	1,015,000	746,025
Edison Mission Energy, Senior Notes	7.625%	5/15/27	2,025,000	1,306,125
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	3,640,000	2,720,900
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	18,308,320	12,541,199	(f)
Listrindo Capital BV, Senior Notes	9.250%	1/29/15	1,000,000	1,084,715	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	1,080,000	974,700
Mirant Mid Atlantic LLC, Pass-Through Certificates	9.125%	6/30/17	965,196	1,025,520
NRG Energy Inc., Senior Notes	7.375%	2/1/16	1,320,000	1,313,400
NRG Energy Inc., Senior Notes	7.375%	1/15/17	2,045,000	2,029,662
NRG Energy Inc., Senior Notes	8.500%	6/15/19	205,000	208,588

Total Independent Power Producers & Energy Traders				31,895,014

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Multi-Utilities - 0.1%
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	830,000		$921,300	(a)

TOTAL UTILITIES					39,136,589

TOTAL CORPORATE BONDS & NOTES (Cost - $626,040,137)					658,288,789

COLLATERALIZED SENIOR LOANS - 3.6%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
Allison Transmission Inc., Term Loan B	2.980 - 3.010%	6/11/10	3,458,818		3,298,228	(a)(h)(i)

Automobiles - 0.2%
Ford Motor Co., Term Loan	3.230 - 3.260%	4/15/10	1,964,556		1,902,242	(a)(h)(i)

Media - 0.7%
Citadel Broadcasting Corp., Term Loan B	2.000%	4/30/10	250,000		223,813	(a)(h)(i)
Kabel Deutschland GmbH, Term Loan	7.990%	5/19/10	2,086,426	EUR	2,837,406	(a)(f)(h)(i)
SuperMedia Inc., Term Loan	6.250 - 10.250%	6/30/10	392,621		369,432	(a)(h)(i)
Virgin Media Inc., Term Loan B1	4.398%	4/16/10	1,190,516	GBP	1,759,184	(a)(h)(i)

Total Media					5,189,835

Specialty Retail - 0.1%
Michaels Stores Inc., Term Loan B1	2.500 - 2.563%	6/30/10	401,786		383,078	(a)(h)(i)
Michaels Stores Inc., Term Loan B2	4.750 - 4.813%	6/30/10	540,713		527,533	(a)(h)(i)

Total Specialty Retail					910,611

Textiles, Apparel & Luxury Goods - 0.0%
Simmons Co., Term Loan	7.390%	8/16/10	2,827,672		17,673	(a)(d)(f)(h)(i)

TOTAL CONSUMER DISCRETIONARY					11,318,589

ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Turbo Beta Ltd., Term Loan	14.500%	5/13/10	4,114,343		3,641,194	(a)(d)(f)(h)(i)

FINANCIALS - 0.5%
Real Estate Management & Development - 0.5%
Realogy Corp., Term Loan	13.500%	4/15/10	4,000,000		4,410,000	(a)(h)(i)

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.290%	6/30/10	84,803		71,613	(a)(h)(i)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.248 - 2.290%	6/30/10	2,377,757		2,007,930	(a)(h)(i)

Total Aerospace & Defense					2,079,543

Airlines - 0.2%
United Airlines Inc., Term Loan B	2.250%	4/28/10	2,263,712		1,971,046	(a)(h)(i)

Trading Companies & Distributors - 0.0%
Penhall International Corp., Term Loan	9.631%	4/1/10	2,962,442		370,305	(a)(f)(h)(i)

TOTAL INDUSTRIALS					4,420,894

MATERIALS - 0.3%
Chemicals - 0.2%
Lyondell Chemical Co., Term Loan	5.799 - 6.560%	4/30/10	1,746,457		1,866,526	(a)(h)(i)

Containers & Packaging - 0.1%
Berry Plastics Group Inc., Term Loan C	2.257%	6/15/10	496,164		468,565	(a)(h)(i)

TOTAL MATERIALS					2,335,091

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Wind Finance SL SA, Term Loan	7.652 - 7.669%	4/22/10	1,000,000	EUR	1,358,053	(a)(h)(i)

UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Energy Future Holdings, Term Loan B3	3.729 - 3.790%	6/30/10	1,964,962		1,600,477	(a)(h)(i)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $31,033,813)					29,084,298

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CONVERTIBLE BONDS & NOTES - 0.6%
FINANCIALS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management Inc., Senior Notes	4.000%	2/15/15	420,000		$427,875

INDUSTRIALS - 0.5%
Marine - 0.5%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	4,495,000		3,961,219

MATERIALS - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV, Subordinated Notes	4.875%	3/15/15	120,000		124,350	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,419,201)					4,513,444

SOVEREIGN BONDS - 5.4%
Brazil - 1.0%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	11,904,000	BRL	6,521,814
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	2,305,000	BRL	1,165,753

Total Brazil					7,687,567

Colombia - 0.3%
Republic of Colombia, Senior Notes	7.375%	3/18/19	2,339,000		2,701,545

Indonesia - 0.7%
Republic of Indonesia	11.000%	9/15/25	7,064,000,000	IDR	859,719
Republic of Indonesia	10.250%	7/15/27	14,826,000,000	IDR	1,678,381
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	2,990,000		3,333,850	(a)

Total Indonesia					5,871,950

Panama - 0.4%
Republic of Panama	6.700%	1/26/36	3,322,000		3,546,235

Russia - 0.5%
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	3,254,040		3,758,742	(a)

Turkey - 0.7%
Republic of Turkey, Notes	6.750%	5/30/40	260,000		256,750
Republic of Turkey, Senior Notes	7.500%	7/14/17	3,500,000		4,007,500
Republic of Turkey, Senior Notes	7.000%	3/11/19	1,130,000		1,252,887

Total Turkey					5,517,137

Venezuela - 1.8%
Bolivarian Republic of Venezuela	5.750%	2/26/16	19,343,000		14,120,390	(a)

TOTAL SOVEREIGN BONDS (Cost - $37,288,397)					43,203,566

			SHARES
COMMON STOCKS - 1.3%
CONSUMER DISCRETIONARY - 0.9%
Media - 0.9%
Charter Communications Inc.			150,842		5,204,049	*(e)
Charter Communications Inc., Class A Shares			46,296		1,597,212	*
Dex One Corp.			413		11,531	*
SuperMedia Inc.			4,945		202,241	*

TOTAL CONSUMER DISCRETIONARY					7,015,033

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			14,645		422,516	*

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
CIT Group Inc.			24,707		962,585	*

INDUSTRIALS - 0.0%
Building Products - 0.0%
Nortek Inc.			4,276		173,177	*

Machinery - 0.0%
Glasstech Inc.			20		0	*(d)(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY			SHARES	VALUE
TOTAL INDUSTRIALS				$173,177

MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp.			104,731	1,936,476	*

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			10,212	6	*(d)

TOTAL COMMON STOCKS (Cost - $13,336,320)				10,509,793

	RATE	MATURITY DATE
CONVERTIBLE PREFERRED STOCKS - 1.0%
FINANCIALS - 1.0%
Diversified Financial Services - 1.0%
Bank of America Corp.	7.250%		4,630	4,514,250
Citigroup Inc.	7.500%	12/15/12	25,100	3,059,188

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $7,151,392)				7,573,438

PREFERRED STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		9,048	9	*(a)(d)(e)

FINANCIALS - 1.3%
Commercial Banks - 0.1%
Santander Finance Preferred SA Unipersonal	10.500%		39,625	1,119,406	(d)

Diversified Financial Services - 1.2%
Citigroup Capital XII	8.500%		377,775	9,763,142	*

TOTAL FINANCIALS				10,882,548

INDUSTRIALS - 0.0%
Machinery - 0.0%
Glasstech Inc.			22	0	*(d)(e)

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Centaur Funding Corp.	9.080%		610	665,472	(a)

TOTAL PREFERRED STOCKS (Cost - $11,220,650)				11,548,029

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings		4/28/14	2,639	27	*(d)(e)
Charter Communications Inc.		11/30/14	4,556	27,336	*
CNB Capital Trust		3/23/19	10,340	10	*(a)(d)(e)
Leap Wireless International Inc.		4/15/10	1,250	0	*(a)(d)(e)
Nortek Inc.		12/7/14	5,121	12,802	*(e)
SemGroup Corp.		11/30/14	15,416	127,182	*(d)
Turbo Beta Ltd.		11/1/14	1	0	*(d)(e)

TOTAL WARRANTS (Cost - $74,688)				167,357

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $730,564,598)				764,888,714

	RATE	MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENT - 3.6%
Repurchase Agreement - 3.6%
Morgan Stanley tri-party repurchase agreement dated 3/31/10; Proceeds at maturity - $28,551,008; (Fully collateralized by U.S. government agency obligation, 0.000% due 4/28/10; Market value - $29,122,088) (Cost - $28,551,000)	0.010%	4/1/10	28,551,000	28,551,000

TOTAL INVESTMENTS - 98.9% (Cost - $759,115,598#)				793,439,714
Other Assets in Excess of Liabilities - 1.1%				9,214,001

TOTAL NET ASSETS - 100.0%				$802,653,715

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2010

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2010.

(c)	The coupon payment on these securities is currently in default as of March 31, 2010.

(d)	Illiquid security.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	The date shown represents the last in a range of interest reset dates.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$657,345,162	$943,627	$658,288,789
Collateralized senior loans	—	29,084,298	—	29,084,298
Convertible bonds & notes	—	4,513,444	—	4,513,444
Sovereign bonds	—	43,203,566	—	43,203,566
Common stocks	$5,305,744	5,204,049	—	10,509,793
Convertible preferred stocks	7,573,438	—	—	7,573,438
Preferred stocks	1,119,406	10,428,614	9	11,548,029

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Warrants	—	154,518	12,839	167,357

Total long-term investments	$13,998,588	$749,933,651	$956,475	$764,888,714

Short-term investment†	—	28,551,000	—	28,551,000

Total investments	$13,998,588	$778,484,651	$956,475	$793,439,714

Other financial instruments:
Futures contracts	$107,117	—	—	$107,117
Forward foreign currency contracts	—	$2,463,985	—	2,463,985

Total other financial instruments	$107,117	$2,463,985	—	$2,571,102

Total	$14,105,705	$780,948,636	$956,475	$796,010,816

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	ASSET- BACKED SECURITIES	COMMON STOCKS	ESCROWED SHARES	PREFERRED STOCKS	WARRANTS	TOTAL
Balance as of December 31, 2009	$3,780,115	$0	$351,486	$0	$9	$65,302	$4,196,912
Accrued premiums/discounts	162,162	—	—	—	—	—	162,162
Realized gain/(loss)(1)	(1,470,807)	(3,293,488)	—	—	(103,500)	—	(4,867,795)
Change in unrealized appreciation
(depreciation)(2)	951,116	3,293,488	71,029	0	103,500	74,720	4,493,853
Net purchases (sales)	961,507	—	—	—	—	—	961,507
Transfers into Level 3	11,659	—	—	—	—	—	11,659
Transfers out of Level 3	(3,452,125)	—	(422,515)	—	—	(127,183)	(4,001,823)

Balance as of March 31, 2010	$943,627	—	—	—	$9	$12,839	$956,475

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2010(2)	—	—	—	—	—	$(52,463)	$(52,463)

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Notes to Schedule of Investments (unaudited) (continued)

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$74,394,630
Gross unrealized depreciation	(40,070,514)

Net unrealized appreciation	$34,324,116

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
Ultra Long-Term U.S. Treasury Bonds	75	6/10	$8,956,478	$8,997,656	$41,178

Contracts to Sell:
U.S. Treasury 5-Year Notes	305	6/10	$35,093,282	$35,027,343	$65,939

Net Unrealized Gain on Open Futures Contracts					$107,117

At March 31, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
British Pound	1,400,000	$2,125,564	5/18/10	$(90,092)
Euro	1,275,000	1,725,582	5/18/10	(52,291)
Euro	660,000	893,243	5/18/10	(4,900)
Euro	750,000	1,015,048	5/18/10	(1,697)
Euro	2,396,378	3,243,253	5/18/10	2,870
Euro	1,394,541	1,887,369	5/18/10	19,939

				(126,171)

Contracts to Sell:
British Pound	1,170,000	1,776,364	5/18/10	99,245
British Pound	4,050,000	6,148,954	5/18/10	284,511
Euro	14,000,000	18,947,569	5/18/10	618,831
Euro	12,490,000	16,903,938	5/18/10	548,464
Euro	30,569,381	41,372,533	5/18/10	969,576
Euro	2,055,874	2,782,416	5/18/10	64,269
Euro	459,213	621,497	5/18/10	13,708
Euro	1,390,000	1,881,223	5/18/10	(8,448)

				2,590,156

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$2,463,985

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2010.

	Futures Contracts		Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$107,117	—	—	—	$107,117
Foreign Exchange Contracts	—	—	$2,621,413	$(157,428)	2,463,985
Other Contracts	—	—	—	—	—

Total	$107,117	—	$2,621,413	$(157,428)	$2,571,102

Notes to Schedule of Investments (unaudited) (continued)

During the period ended March 31, 2010, the Fund had average market values of $4,556,836, $17,597,071, $6,339,398 and $88,050,848 in futures contracts (to buy), futures contracts (to sell), forward foreign currency contracts (to buy) and forward foreign currency contracts (to sell), respectively.

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 26, 2010

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	May 26, 2010